SCHEDULE I - CONSOLIDATED SUMMARY OF INVESTMENTS, OTHER THAN INVESTMENTS IN RELATED PARTIES	12 Months Ended
Dec. 31, 2022
Consolidated Summary of Investments, Other than Investments in Related Parties [Abstract]
Summary of Investments - Other than Investments in Related Parties Supplemental Schedule	LINCOLN NATIONAL CORPORATION

SCHEDULE I – CONSOLIDATED SUMMARY OF INVESTMENTS – OTHER THAN

INVESTMENTS IN RELATED PARTIES

(in millions)

Column A	Column B	Column C	Column D
	As of December 31, 2022
		Fair	Carrying
Type of Investment	Cost	Value	Value
Fixed Maturity Available-For-Sale Securities (1)
Bonds:
U.S. government bonds	$405	$379	$379
Foreign government bonds	348	318	318
State and municipal bonds	5,410	5,070	5,070
Public utilities	14,204	12,493	12,493
All other corporate bonds	75,045	66,530	66,530
Mortgage-backed and asset-backed securities	15,930	14,587	14,587
Hybrid and redeemable preferred securities	365	359	359
Total fixed maturity available-for-sale securities	111,707	99,736	99,736

Equity Securities
Common stocks:
Banks, trusts and insurance companies	48	47	47
Industrial, miscellaneous and all other	50	146	146
Non-redeemable preferred securities	285	234	234
Total equity securities	383	427	427

Trading securities	3,833	3,498	3,498
Mortgage loans on real estate (2)	18,427	16,553	18,301
Policy loans	2,359	N/A	2,359
Derivative investments	1,869	3,594	3,594
Other investments	3,739	3,739	3,739
Total investments	$142,317		$131,654

(1)For investments deemed to have declines in value that are impairment-related, an allowance for credit losses is recorded to reduce the carrying value to their estimated realizable value.

(2)Mortgage loans on real estate are generally carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of allowance for credit losses. We carry certain mortgage loans at fair value where the fair value option has been elected.